Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share for each class of ordinary share - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$ 3,007,218	$ (477,779)	$ (319,025)	$ (686,117)
Denominator:
Weighted Average Redeemable Class A Ordinary shares, Basic and Diluted (in Shares)	5,414,837	9,000,000	3,834,783	9,000,000
Basic and Diluted net loss per share, Redeemable Class A Ordinary shares	$ (0.56)	$ 0.05	$ (0.08)	$ (0.08)
Numerator:
Net loss allocable to Non-Redeemable Class A and Class B ordinary shares not subject to redemption	$ (1,557,247)	$ 148,855	$ (246,273)	$ (213,763)
Denominator:
Weighted Average Non-Redeemable Class A and Class B Ordinary shares, Basic and Diluted (in Shares)	2,804,000	2,804,000	2,960,283	2,804,000
Basic and diluted net loss per share, ordinary shares (in Dollars per share)			$ (0.08)	$ (0.08)